Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Entity Registrant Name	PUMA BIOTECHNOLOGY, INC.
Entity Central Index Key	0001401667
Entity Filer Category	Smaller Reporting Company

CONDENSED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 41,001,998	$ 53,381,734
Prepaid expenses and other assets	825,966	281,096
Total current assets	41,827,964	53,662,830
Property and equipment, net	1,228,039	682,053
Restricted cash	1,210,176	1,053,284
Deposits	170,250
Total assets	44,436,429	55,398,167
Current liabilities:
Accounts payable	2,410,026	86,669
Accrued expenses	13,131,701	499,542
Total current liabilities	15,541,727	586,211
Deferred rent	855,859	439,421
Total liabilities	16,397,586	1,025,632
Commitments and contingencies
Stockholders' equity:
Common stock, value	2,004	2,004	400
Additional paid-in capital	64,857,524	64,610,340	6,531
Deficit accumulated during the development stage	(36,820,685)	(10,239,809)	(6,931)
Total stockholders' equity	28,038,843	54,372,535
Total liabilities and stockholders' equity	$ 44,436,429	$ 55,398,167

CONDENSED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	20,040,000	20,040,000	4,000,000
Common stock, shares outstanding	20,040,000	20,040,000	4,000,000

CONDENSED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended			6 Months Ended		12 Months Ended	16 Months Ended	21 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012
Operating expenses:
General and administrative	$ 1,701,877	$ 34,097	$ 6,931	$ 2,936,503	$ 38,038	$ 9,319,587	$ 9,326,518	$ 12,263,021
Research and development	13,005,907			23,574,289		826,372	826,372	24,400,661
Depreciation and amortization	69,495	168		118,236	168	10,702	10,702	128,938
Totals	14,777,279	34,265	6,931	26,629,028	38,206	10,156,661	10,163,592	36,792,620
Loss from operations	(14,777,279)	(34,265)	(6,931)	(26,629,028)	(38,206)	(10,156,661)	(10,163,592)	(36,792,620)
Other income (expenses):
Interest income	22,516			48,152		3,783	3,783	51,935
Other income (expense)						(80,000)	(80,000)	(80,000)
Totals	22,516			48,152		(76,217)	(76,217)	(28,065)
Net loss	(14,754,763)	(34,265)	(6,931)	(26,580,876)	(38,206)	(10,232,878)	(10,239,809)	(36,820,685)
Net loss applicable to common stock	$ (14,754,763)	$ (34,265)	$ (6,931)	$ (26,580,876)	$ (38,206)	$ (10,232,878)	$ (10,239,809)	$ (36,820,685)
Net loss per common share-basic and diluted	$ (0.74)	$ (0.009)	$ (0.002)	$ (1.326)	$ (0.01)	$ (1.321)
Weighted-average common shares outstanding-basic and diluted	20,040,000	4,000,000	4,000,000	20,040,000	4,000,000	7,746,529

CONDENSED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Cash	Private Placement	Common Stock	Common Stock Cash	Common Stock Private Placement	Additional Paid-in Capital	Additional Paid-in Capital Private Placement	Deficit Accumulated During the Development Stage
Beginning Balances at Sep. 14, 2010
Paid-in capital	$ 6,531						$ 6,531
Issuance of common stock (in shares)					4,000,000
Issuance of common stock		400			400
Net loss	(6,931)								(6,931)
Ending Balance at Dec. 31, 2010				400			6,531		(6,931)
Ending Balance (in shares) at Dec. 31, 2010				4,000,000
Paid-in capital	61,983						61,983
Issuance of common stock (in shares)						16,000,000
Issuance of common stock			56,740,808			1,600		56,739,208
Conversion of stockholder's note payable to equity (in shares)				40,000
Conversion of stockholder's note payable to equity	150,000			4			149,996
Stock option compensation	67,022						67,022
Anti-dilutive warrant	7,585,600						7,585,600
Net loss	(10,232,878)								(10,232,878)
Ending Balance at Dec. 31, 2011	54,372,535			2,004			64,610,340		(10,239,809)
Ending Balance (in shares) at Dec. 31, 2011				20,040,000
Stock option compensation	461,775						461,775
Anti-dilutive warrant	(214,591)						(214,591)
Net loss	(26,580,876)								(26,580,876)
Ending Balance at Jun. 30, 2012	$ 28,038,843			$ 2,004			$ 64,857,524		$ (36,820,685)
Ending Balance (in shares) at Jun. 30, 2012				20,040,000

CONDENSED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	3 Months Ended
Dec. 31, 2010 Cash
Issuance of common stock, per share	$ 0.0001

CONDENSED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended	6 Months Ended		12 Months Ended	16 Months Ended	21 Months Ended
	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012
Operating activities:
Net loss	$ (6,931)	$ (26,580,876)	$ (38,206)	$ (10,232,878)	$ (10,239,809)	$ (36,820,685)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		118,236	168	10,702	10,702	128,938
Build out allowance received from landlord		236,533		439,421	439,421	675,954
Stock option expense		461,775		67,022	67,022	528,797
Anti-dilutive warrant		(214,591)		7,585,600	7,585,600	7,371,009
Changes in operating assets and liabilities:
Prepaid expenses and other assets		(715,120)	(1,897)	(281,096)	(281,096)	(996,216)
Accounts payable and accrued expenses		14,955,516		586,211	586,211	15,541,727
Accrual of deferred rent		179,906				179,906
Net cash used in operating activities	(6,931)	(11,558,621)	(39,935)	(1,825,018)	(1,831,949)	(13,390,570)
Investing activities:
Purchase of property and equipment		(427,690)	(3,363)	(253,334)	(253,334)	(681,024)
Expenditures for leasehold improvements		(236,533)		(439,421)	(439,421)	(675,954)
Restricted cash		(156,892)		(1,053,284)	(1,053,284)	(1,210,176)
Net cash used in investing activities		(821,115)	(3,363)	(1,746,039)	(1,746,039)	(2,567,154)
Financing activities:
Proceeds from issuance of stockholder convertible note payable				150,000	150,000	150,000
Net proceeds from issuance of common stock	400			56,740,808	56,741,208	56,741,208
Capital contributions by stockholder	6,531		43,298	61,983	68,514	68,514
Net cash provided by financing activities	6,931		43,298	56,952,791	56,959,722	56,959,722
Net increase (decrease) in cash and cash equivalents		(12,379,736)		53,381,734	53,381,734	41,001,998
Cash and cash equivalents, beginning of period		53,381,734
Cash and cash equivalents, end of period		41,001,998		53,381,734	53,381,734	41,001,998
Supplemental disclosures of non-cash investing and financing activities:
Conversion of stockholder's note payable to common stock				$ 150,000	$ 150,000	$ 150,000

Business and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Business and Basis of Presentation

Note 1—Business and Basis of Presentation:

Business:

Puma Biotechnology, Inc. is a development stage biopharmaceutical company based in Los Angeles, California. References in these Notes to Condensed Financial Statements to the “Company” refer to Puma Biotechnology, Inc., a private Delaware company formed on September 15, 2010, for periods prior to the Merger (as defined below), which took place on October 4, 2011, and Puma Biotechnology, Inc., a Delaware company formed on April 27, 2007 and formerly known as Innovative Acquisitions Corp., for periods following the Merger. The Company’s strategy is to license and develop novel therapeutics for the treatment of cancer that have previously been tested in clinical trials, enabling it to obtain an initial indication of the drug’s safety and biological activity in humans before committing capital to the drug’s development.

Basis of Presentation:

The Company is a development stage enterprise since it has not yet generated any revenue from the sale of products and, through June 30, 2012, its primary focus has been the transition of operational responsibility for its lead drug candidate from the licensor to the Company (see the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2011, for details of the license agreement). The accompanying unaudited condensed interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), pursuant to the rules and regulations of the Securities and Exchange Commission, or the SEC, for interim financial information. Accordingly, the financial statements do not include all information and footnotes required by GAAP for complete annual financial statements. In the opinion of management, the accompanying unaudited condensed interim financial statements reflect all adjustments, consisting of normal recurring adjustments, considered necessary for a fair presentation. Interim operating results are not necessarily indicative of results that may be expected for the year ending December 31, 2012, or for any subsequent period. These unaudited condensed interim financial statements should be read in conjunction with the Company’s audited financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2011. The condensed balance sheet at December 31, 2011 has been derived from the audited financial statements included in the Annual Report on Form 10-K for the fiscal year ended December 31, 2011.

The Company has reported a net loss of $14,754,763 and $26,580,876 for the three and six months ended June 30, 2012, respectively. The Company also reported negative cash flows from operating activities of $8,774,379 and $11,558,621 for the three and six months ended June 30, 2012, respectively. The net loss from the date of inception, September 15, 2010, to June 30, 2012, amounted to $36,820,685, and negative cash flows from operating activities amounted to $13,390,570 for the same period. Management believes that the Company will continue to incur net losses and negative net cash flows from operating activities through the drug development process.

The Company’s continued operations will depend on its ability to raise funds through various potential sources such as equity and debt financing. Through June 30, 2012, the Company’s financing has been primarily through private equity placements. The Company will continue to fund operations through sources of capital similar to those previously described. The Company can give no assurances that any additional capital that it is able to obtain will be sufficient to meet its needs. Given the current and desired pace of clinical development of its three product candidates, management estimates that the Company has sufficient cash on hand to fund clinical development through 2012 and into 2013. The Company will need additional financing thereafter until it can achieve profitability, if ever. The Company may choose to raise additional capital before 2013 in order to fund its future development activities. There can be no assurance that such capital will be available on favorable terms or at all. If it is unable to raise additional capital, the Company could likely be forced to curtail desired development activities, which will delay the development of its product candidates.

Merger with Public Company:

On September 29, 2011, the Company entered into an agreement and plan of merger (the “Merger Agreement”), with Innovative Acquisitions Corp. (“IAC”) and IAC’s wholly-owned subsidiary, IAC Merger Corporation (“Merger Sub”). On October 4, 2011, the Company completed a reverse merger in which Merger Sub merged with and into the Company and the Company became a wholly-owned subsidiary of IAC (the “Merger”).

At the effective time of the Merger, the Company’s then issued and outstanding 18,666,733 shares of common stock were exchanged for 18,666,733 shares of common stock of IAC and each share of the Company’s common stock that was outstanding immediately prior to the effective time was cancelled, with one share of the Company common stock issued to IAC. Concurrently, IAC redeemed all of its shares from its pre-Merger stockholders in exchange for an aggregate consideration of $40,000 paid by the Company. The Company also paid $40,000 for IAC’s professional fees associated with the Merger, directly to legal counsel for IAC’s former stockholders. Following the Merger and the redemption, the Company’s prior stockholders owned the same percentage of IAC’s common stock as they held of the Company’s common stock prior to the Merger.

Upon completion of the Merger, the Company merged with and into IAC, and IAC adopted the Company’s business plan and changed its name to “Puma Biotechnology, Inc.” Further, upon completion of the Merger, the existing officers and directors of IAC resigned and the existing officers and directors of the Company were appointed officers and directors of IAC.

The Merger was accounted for as a reverse acquisition with the Company as the accounting acquirer and IAC as the accounting acquiree. The merger of a private operating company into a non-operating public shell corporation with nominal net assets is considered to be a capital transaction, in substance, rather than a business combination for accounting purposes. Accordingly, the Company treated this transaction as a capital transaction without recording goodwill or adjusting any of its other assets or liabilities. Consideration in the amount of $80,000 paid to the former stockholders of IAC and their attorney was recorded as an other expense item and included in the Company’s net loss for the year ending December 31, 2011.

Note 1—Business and Basis of Presentation:

Business:

Puma Biotechnology, Inc. is a development stage biopharmaceutical company based in Los Angeles, California. References in these Notes to Financial Statements to the “Company” refer to Puma Biotechnology, Inc., a private Delaware company formed on September 15, 2010, for periods prior to the Merger (as defined below), and Puma Biotechnology, Inc., a Delaware company formed on April 27, 2007 and formerly known as Innovative Acquisitions Corp., for periods following the Merger. The Company’s strategy is to license and develop novel therapeutics for the treatment of cancer that have previously been tested in clinical trials, enabling it to obtain an initial indication of the drug’s safety and biological activity in humans before committing capital to the drug’s development.

Basis of Presentation:

The Company is a development stage enterprise since it has not yet generated any revenue from the sale of products and, through December 31, 2011, its efforts have been principally devoted to identifying and acquiring, by license or otherwise, drug candidates for the treatment of cancer. Accordingly, the accompanying financial statements have been prepared in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915, Development Stage Entities. The Company has reported a net loss of $10,232,878 and negative cash flows from operating activities of $1,825,018 for the year ended December 31, 2011. The net loss from the date of inception, September 15, 2010, to December 31, 2011, amounted to $10,239,809. Management believes that the Company will continue to incur net losses and negative net cash flows from operating activities through the drug development process.

The Company’s continued operations will depend on its ability to raise funds through various potential sources such as equity and debt financing. Through December 31, 2011, the Company’s financing has been through private equity placements and capital contributions by the Company’s founder and CEO. The Company will continue to fund operations through similar sources of capital previously described. The Company can give no assurances that any additional capital that it is able to obtain will be sufficient to meet its needs. Given the current and desired pace of clinical development of its three product candidates, management estimates that the Company has sufficient cash on hand to fund clinical development through 2012 and into 2013. However, the Company may choose to raise additional capital before 2013 in order to fund its future development activities, likely by selling shares of common stock. If it is unable to raise additional capital, the Company will likely be forced to curtail desired development activities, which will delay the development of its product candidates. There can be no assurance that such capital will be available on favorable terms or at all. The Company will need additional financing thereafter until it can achieve profitability, if ever.

Merger with Public Company:	12 Months Ended
Dec. 31, 2011
Merger with Public Company:

Note 2—Merger with Public Company:

On September 29, 2011, the Company entered into an agreement and plan of merger (the “Merger Agreement”), with Innovative Acquisitions Corp. (“IAC”) and its wholly-owned subsidiary, IAC Merger Corporation (“Merger Sub”). On October 4, 2011, the Company completed a reverse merger in which Merger Sub merged with and into the Company and the Company became a wholly-owned subsidiary of IAC (the “Merger”).

At the effective time of the Merger, the Company’s then issued and outstanding 18,666,733 shares of common stock were exchanged for 18,666,733 shares of common stock of IAC. At the effective time of the Merger, each share of the Company common stock that was outstanding immediately prior to the effective time was cancelled, with one share of the Company common stock issued to IAC. Concurrently, IAC redeemed all of its shares from its pre-Merger stockholders in exchange for an aggregate consideration of $40,000 paid by the Company. The Company paid $40,000 for IAC’s professional fees associated with the Merger, directly to the service providers. Following the Merger and the redemption, the Company’s prior stockholders owned the same percentage of IAC’s common stock as they held of the Company’s common stock prior to the Merger.

Upon completion of the Merger, the Company merged with and into IAC, and IAC adopted the Company’s business plan and changed its name to “Puma Biotechnology, Inc.” Further, upon completion of the Merger, the existing officers and directors of IAC resigned and the existing officers and directors of the Company were appointed officers and directors of IAC.

The Merger was accounted for as a reverse acquisition with the Company as the accounting acquirer and IAC as the accounting acquiree. The merger of a private operating company into a non-operating public shell corporation with nominal net assets is considered to be a capital transaction, in substance, rather than a business combination, for accounting purposes. Accordingly, the Company treated this transaction as a capital transaction without recording goodwill or adjusting any of its other assets or liabilities. The consideration in the amount of $80,000 paid to the former stockholders of IAC and their attorney was recorded as an other expense item and included in the Company’s net loss for the year ending December 31, 2011.

As a condition to the Merger, the Company entered into an Indemnity Agreement dated September 29, 2011, with former officers and directors of IAC, pursuant to which IAC agreed to indemnify such former officers and directors for actions taken by such officers and directors in their official capacities relating to the consideration, approval and consummation of the Merger.

Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Significant Accounting Policies

Note 2—Significant Accounting Policies:

The significant accounting policies followed in the preparation of these financial statements are as follows:

Use of Estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet and reported amounts of expenses for the period presented. Accordingly, actual results could differ from those estimates. Significant estimates include the valuation of the warrant issued to the Chief Executive Officer, or CEO (Note 4). The value of the warrant includes estimates based on future events which are difficult to predict. It is at least reasonably possible that a change in the estimates used to value the warrant will occur in the near term. Significant estimates also include the cost of services provided by consultants who conduct research on behalf of the Company that are billed on a delayed basis. As the actual costs become known, the Company adjusts its estimated cost in that period.

Cash and Cash Equivalents:

The Company considers all highly-liquid investments with original maturities of three months or less to be cash equivalents. Cash equivalents are carried at cost, which approximates fair value.

Investment Securities:

The Company classifies all investment securities (short-term and long-term) as available-for-sale, as the sale of such securities may be required prior to maturity to implement management’s strategies. These securities are carried at fair value, with the unrealized gains and losses, if material, reported as a component of accumulated other comprehensive income (loss) in stockholders’ equity until realized. Realized gains and losses from the sale of available-for-sale securities, if any, are determined on a specific identification basis. A decline in the market value of any available-for-sale security below cost that is determined to be other than temporary results in a revaluation of its carrying amount to fair value. The impairment is charged to earnings and a new cost basis for the security is established. Premiums and discounts are amortized or accreted over the life of the related security as an adjustment to yield using the straight-line method. Interest income is recognized when earned.

Assets Measured at Fair Value on a Recurring Basis:

Accounting Standards Codification (“ASC”) 820, Fair Value Measurement, or ASC 820, provides a single definition of fair value and a common framework for measuring fair value as well as new disclosure requirements for fair value measurements used in financial statements. Under ASC 820, fair value is determined based upon the exit price that would be received by a company to sell an asset or paid by a company to transfer a liability in an orderly transaction between market participants, exclusive of any transaction costs. Fair value measurements are determined by either the principal market or the most advantageous market. The principal market is the market with the greatest level of activity and volume for the asset or liability. Absent a principal market to measure fair value, the Company uses the most advantageous market, which is the market from which the Company would receive the highest selling price for the asset or pay the lowest price to settle the liability, after considering transaction costs. However, when using the most advantageous market, transaction costs are only considered to determine which market is the most advantageous and these costs are then excluded when applying a fair value measurement. ASC 820 creates a three-level hierarchy to prioritize the inputs used in the valuation techniques to derive fair values. The basis for fair value measurements for each level within the hierarchy is described below, with Level 1 having the highest priority and Level 3 having the lowest.

Level 1:	Quoted prices in active markets for identical assets or liabilities.

Level 2:	Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs are observable in active markets.

Level 3:	Valuations derived from valuation techniques in which one or more significant inputs are unobservable.

Following are the major categories of assets measured at fair value on a recurring basis as of June 30, 2012 and December 31, 2011, using quoted prices in active markets for identical assets (Level 1), significant other observable inputs (Level 2), and significant unobservable inputs (Level 3):

June 30, 2012	Level 1	Level 2	Level 3	Total
Cash equivalents	$38,499,196	$—	$—	$38,499,196

December 31, 2011	Level 1	Level 2	Level 3	Total
Cash equivalents	$53,003,450	$—	$—	$53,003,450

The Company’s investments in short-term and long-term investment securities are exposed to price fluctuations. The fair value measurements for short-term and long-term investment securities are based upon the quoted price in active markets multiplied by the number of securities owned, exclusive of any transaction costs and without any adjustments to reflect discounts that may be applied to selling a large block of securities at one time.

Concentration of Risk:

Financial instruments, which potentially subject the Company to concentrations of credit risk, principally consist of cash and cash equivalents. The Company’s cash and cash equivalents in excess of the Federal Deposit Insurance Corporation and the Securities Investor Protection Corporation insured limit at June 30, 2012 were approximately $39,720,000. The Company does not believe it is exposed to any significant credit risk.

Property and Equipment:

Property and equipment are recorded at cost and depreciated over estimated useful lives ranging from three to five years using the straight-line method. Leasehold improvements are recorded at cost and amortized over the shorter of their useful lives or the term of the lease by use of the straight-line method. Maintenance and repair costs are charged to operations as incurred.

The Company assesses the impairment of long-lived assets, primarily property and equipment, whenever events or changes in business circumstances indicate that carrying amounts of the assets may not be fully recoverable. When such events occur, management determines whether there has been an impairment by comparing the asset’s carrying value with its fair value, as measured by the anticipated undiscounted net cash flows of the asset. Should impairment exist, the asset is written down to its estimated fair value. The Company has not recognized any impairment losses through June 30, 2012.

Research and Development Expenses:

Research and development expenses are charged to operations as incurred. Research and development expenses include costs associated with services provided by consultants who conduct clinical services on behalf of the Company, contract organizations for manufacturing of clinical materials and clinical trials. In the case of clinical trials, a portion of the estimated cost normally relates to the projected cost to treat a patient in the trials, and this cost is recognized over the estimated term of the study based on the number of patients enrolled in the trial on an ongoing basis, beginning with patient enrollment. The Company determines the total cost of a given study based on the terms of the related contract. The Company accrues for costs incurred as services are being provided by monitoring the status of the trial and the invoices received from its external service providers. As actual costs become known, the Company adjusts its accruals in that period. Costs related to the acquisition of technology rights and patents for which development work is still in process are charged to operations as incurred and considered a component of research and development costs.

Stock-Based Compensation:

Stock option awards:

ASC 718, Compensation-Stock Compensation, or ASC 718, requires the fair value of all share-based payments to employees, including grants of stock options, to be recognized in the statement of operations over the requisite service period. Under ASC 718, employee option grants are generally valued at the date of grant (grant date) and those valuations do not change once they have been established. The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. As allowed by ASC 718 for companies with a short period of publicly-traded stock history, the Company’s estimate of expected volatility is based on the average expected volatilities of a sampling of five companies with similar attributes to the Company, including industry, stage of life cycle, size and financial leverage. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant valuation. ASC 718 does not allow companies to account for option forfeitures as they occur; instead, estimated option forfeitures must be calculated when the option is granted to reduce the option expense to be recognized over the life of the award and updated upon receipt of further information as to the amount of options expected to be forfeited. Due to its limited history, the Company uses the simplified method to determine the expected life of the option grants.

Warrants:

Warrants granted to employees are normally valued at the fair value of the instrument on the grant date and are recognized in the statement of operations over the requisite service period. When the requisite service period precedes the grant date and a market condition exists in the warrant, the Company values the warrant using the Monte Carlo Simulation Method. As allowed by ASC 718 for companies with a short period of publicly-traded stock history, the Company’s estimate of expected volatility is based on the average volatilities of a sampling of nine companies with similar attributes to the Company, including industry, stage of life cycle, size and financial leverage. The risk-free rate for periods within the contractual life of the warrant is based on the U.S. Treasury yield curve in effect at the time of grant valuation. In determining the value, the Company factors in the probability of the market condition occurring and several possible scenarios. When the requisite service period precedes the grant date and is deemed to be complete, the Company records the fair market value of the warrant at the time of issuance as an equity stock-based compensation transaction. The grant date is determined when all pertinent information, such as exercise price and quantity are known. The warrant is revalued each reporting period up to the grant date when the final fair value of the warrant is established and recorded.

Net Loss per Common Share:

Basic net loss per common share is computed by dividing net loss applicable to common stockholders by the weighted average number of common shares outstanding during the periods presented as required by ASC 260, Earnings Per Share. Diluted earnings per common share have not been presented because the assumed exercise of the Company’s outstanding options would have been anti-dilutive. For the three and six months ended June 30, 2012, potentially dilutive securities excluded from the calculations were 1,392,500 shares issuable upon exercise of options.

Deferred Rent:

The Company has entered into an operating lease agreement for its corporate offices that contain provisions for future rent increases, a leasehold improvement allowance and rent abatement. The Company records monthly rent expense equal to the total of the payments due over the lease term, divided by the number of months of the lease term. The difference between the rent expense recorded and the amount paid is credited or charged to deferred rent, which is reflected as a separate line item in the accompanying condensed balance sheets. Additionally, the Company recorded as deferred rent the cost of the leasehold improvements paid by the landlord, which is amortized on a straight-line basis over the term of the lease.

Recently Issued Accounting Pronouncements:

The Company has adopted all recently issued accounting pronouncements. The adoption of the accounting pronouncements is not anticipated to have a material effect on the operations of the Company.

In May 2011, the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update (“ASU”) 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, or ASU 2011-04, which clarifies some existing concepts and expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. ASU 2011-04 was effective for the Company beginning January 1, 2012, and the adoption of ASU 2011-04 did not have a material effect on the Company’s financial condition.

In June 2011, FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, or ASU 2011-5, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income, or in two separate but consecutive statements and which eliminates the option to present components of other comprehensive income as part of the statement of equity. In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, or ASU 2011-12, which deferred the guidance on whether to require entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement where net income is presented and the statement where other comprehensive income is presented for both interim and annual financial statements. ASU 2011-12 reinstated the requirements for the presentation of reclassifications that were in place prior to the issuance of ASU 2011-05 and did not change the effective date for ASU 2011-05. ASU 2011-05 and ASU 2011-12 were effective for the Company beginning January 1, 2012, and the adoption of ASU 2011-05 and ASU 2011-12 did not have a material effect on the Company’s financial condition.

Note 3—Significant Accounting Policies:

The significant accounting policies followed in the preparation of these financial statements are as follows:

Use of Estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet and reported amounts of expenses for the period presented. Accordingly, actual results could differ from those estimates. Significant estimates include the valuation of the warrant issued to the CEO (Note 7). The value of the warrant includes estimates based on future events which are difficult to predict. It is at least reasonably possible that a change in the estimates used to value the warrant will occur in the near term.

Cash and Cash Equivalents:

The Company considers all highly-liquid investments with original maturities of three months or less to be cash equivalents. Cash equivalents are carried at cost, which approximates fair value.

Investment Securities:

The Company classifies all investment securities (short-term and long-term) as available-for-sale, as the sale of such securities may be required prior to maturity to implement management’s strategies. These securities are carried at fair value, with the unrealized gains and losses, if material, reported as a component of accumulated other comprehensive income (loss) in stockholders’ equity until realized. Realized gains and losses from the sale of available-for-sale securities, if any, are determined on a specific identification basis. A decline in the market value of any available-for-sale security below cost that is determined to be other than temporary results in a revaluation of its carrying amount to fair value. The impairment is charged to earnings and a new cost basis for the security is established. Premiums and discounts are amortized or accreted over the life of the related security as an adjustment to yield using the straight-line method. Interest income is recognized when earned.

Assets Measured at Fair Value on a Recurring Basis:

ASC 820, Fair Value Measurement (“ASC 820”) provides a single definition of fair value and a common framework for measuring fair value as well as new disclosure requirements for fair value measurements used in financial statements. Under ASC 820, fair value is determined based upon the exit price that would be received by a company to sell an asset or paid a company to transfer a liability in an orderly transaction between market participants, exclusive of any transaction costs. Fair value measurements are determined by either the principal market or the most advantageous market. The principal market is the market with the greatest level of activity and volume for the asset or liability. Absent a principal market to measure fair value, the Company uses the most advantageous market, which is the market from which the Company would receive the highest selling price for the asset or pay the lowest price to settle the liability, after considering transaction costs. However, when using the most advantageous market, transactions costs are only considered to determine which market is the most advantageous and these costs are then excluded when applying a fair value measurement. ASC 820 creates a three-level hierarchy to prioritize the inputs used in the valuation techniques to derive fair values. The basis for fair value measurements for each level within the hierarchy is described below, with Level 1 having the highest priority and Level 3 having the lowest.

Level 1:	Quoted prices in active markets for identical assets or liabilities.

Level 2:	Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs are observable in active markets.

Level 3:	Valuations derived from valuation techniques in which one or more significant inputs are unobservable.

Following are the major categories of assets measured at fair value on a recurring basis as of December 31, 2011, using quoted prices in active markets for identical assets (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

	Level 1	Level 2	Level 3	Total
Cash equivalents	$53,003,450	$—	$—	$53,003,450

The Company’s investments in short-term and long-term investment securities are exposed to price fluctuations. The fair value measurements for short-term and long-term investment securities are based upon the quoted price in active markets multiplied by the number of securities owned, exclusive of any transaction costs and without any adjustments to reflect discounts that may be applied to selling a large block of securities at one time.

Property and Equipment:

Property and equipment are recorded at cost and depreciated over estimated useful lives ranging from three to five years using the straight-line method. Leasehold improvements are recorded at cost and amortized over the shorter of their useful lives or the term of the lease by use of the straight-line method. Maintenance and repair costs are charged to operations as incurred.

The Company assesses the impairment of long-lived assets, primarily property and equipment, whenever events or changes in business circumstances indicate that carrying amounts of the assets may not be fully recoverable. When such events occur, management determines whether there has been an impairment, by comparing the asset’s carrying value with its fair value, as measured by the anticipated undiscounted net cash flows of the asset. Should impairment exist, the asset is written down to its estimated fair value. The Company has not recognized any impairment losses through December 31, 2011.

Research and Development Expenses:

Research and development costs are charged to operations as incurred. Research and development expenses include costs associated with services provided by consultants who conduct research on behalf of the Company, contract organizations for manufacturing of clinical materials and clinical trials. In the case of clinical trials, a portion of the estimated cost normally relates to the projected cost to treat a patient in the trials, and this cost is recognized over the estimated term of the study based on the number of patients enrolled in the trial on an ongoing basis, beginning with patient enrollment. The Company determines the total cost of a given study based on the terms of the related contract. The Company accrues for costs incurred as services are being provided by monitoring the status of the trial and the invoices received from its external service providers. As actual costs become known, the Company adjusts its accruals in that period. Costs related to the acquisition of technology rights and patents for which development work is still in process are charged to operations as incurred and considered a component of research and development costs.

Concentration of Risk:

Financial instruments, which potentially subject the Company to concentrations of credit risk, principally consist of cash and cash equivalents. The Company’s cash and cash equivalents in excess of the Federal Deposit Insurance Corporation and the Securities Investor Protection Corporation insured limit at December 31, 2011 were approximately $54,178,000 due to the Temporary Liquidity Guarantee Program. The Company does not believe it is exposed to any significant credit risk.

Stock-Based Compensation:

Stock option awards:

ASC 718, Compensation-Stock Compensation (“ASC 718”), requires the fair value of all share-based payments to employees, including grants of stock options, to be recognized in the statement of operations over the requisite service period. Under ASC 718, employee option grants are generally valued at the grant date and those valuations do not change once they have been established. The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. As allowed by ASC 718 for companies with a short period of publicly traded stock history, the Company’s estimate of expected volatility is based on the average expected volatilities of a sampling of five companies with similar attributes to the Company, including industry, stage of life cycle, size and financial leverage. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant valuation. ASC 718 does not allow companies to account for option forfeitures as they occur; instead, estimated option forfeitures must be calculated when the option is granted to reduce the option expense to be recognized over the life of the award and updated upon receipt of further information as to the amount of options expected to be forfeited. Due to its limited history, the Company uses the simplified method to determine the expected life of the option grants.

Warrants:

Warrants granted to employees are normally valued at the fair value of the instrument on the date of the grant (grant date) and are recognized in the statement of operations over the requisite service period. When the requisite service period precedes the grant date and a market condition exists in the warrant, the Company values the warrant using the Monte Carlo Simulation Method. As allowed by ASC 718 for companies with a short period of publicly traded stock history, the Company’s estimate of expected volatility is based on the average volatilities of a sampling of nine companies with similar attributes to the Company, including industry, stage of life cycle, size and financial leverage. The risk-free rate for periods within the contractual life of the warrant is based on the U.S. Treasury yield curve in effect at the time of grant valuation. In determining the value, the Company factors in the probability of the market condition occurring and several possible scenarios. When the requisite service period precedes the grant date and is deemed to be complete, the Company records the fair market value of the warrant at the time of issuance as stock based compensation as an equity transaction. The warrant is then revalued each reporting period up to the grant date when the final fair value of the warrant is established and recorded.

Income Taxes:

The Company follows ASC 740, Income Taxes (“ASC 740”), which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the asset will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The standard addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under ASC 740, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the tax authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. ASC 740 also provides guidance on de-recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures. At the date of adoption, and as of December 31, 2011 and 2010, the Company does not have a liability for unrecognized tax uncertainties.

The Company’s policy is to record interest and penalties on uncertain tax positions as income tax expense. As of December 31, 2011 and 2010, the Company had no accrued interest or penalties related to uncertain tax positions.

Net Loss per Common Share:

Basic net loss per common share is computed by dividing net loss applicable to common stockholders by the weighted average number of common shares outstanding during the periods presented as required by ASC 260, Earnings Per Share. Diluted earnings per common share have not been presented because the assumed exercise of the Company’s outstanding options would have been anti-dilutive. Potentially dilutive securities excluded from the calculations amounted to 670,000 shares issuable upon exercise of options.

Deferred Rent:

The Company has entered into an operating lease agreement for its corporate offices that contain provisions for future rent increases, a leasehold improvement allowance and rent abatement. The Company records monthly rent expense equal to the total of the payments due over the lease term, divided by the number of months of the lease term. The difference between the rent expense recorded and the amount paid is credited or charged to deferred rent, which is reflected as a separate line item in the accompanying balance sheets. Additionally, the Company recorded as deferred rent the cost of the leasehold improvements to the office paid by the landlord which is amortized on a straight-line basis over the term of the lease.

Reclassifications:

Certain amounts for 2010 have been reclassified to conform to the current year’s presentation.

Recently Issued Accounting Pronouncements:

The Company has adopted all recently issued accounting pronouncements. The adoption of the accounting pronouncements is not anticipated to have a material effect on the operations of the Company.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, which clarifies some existing concepts and expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. ASU 2011-04 will be effective for the Company beginning January 1, 2012, and the Company does not expect the adoption of ASU 2011-04 to have a material effect on its financial condition, profitability, and cash flows.

In June 2011, FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income, or in two separate but consecutive statements and eliminates that option to present components of other comprehensive income as part of the statement of equity. In December 2011, the FASB issued ASU 2011-12, which deferred the guidance on whether to require entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement where net income is presented and the statement where other comprehensive income is presented for both interim and annual financial statements. ASU 2011-12 reinstated the requirements for the presentation of reclassifications that were in place prior to the issuance of ASU 2011-05 and did not change the effective date for ASU 2011-05. ASU 2011-05 and ASU 2011-12 will be effective for the Company beginning January 1, 2012, and the Company does not expect the adoption of ASU 2011-05 and ASU 2011-12 to have a material effect on its financial condition.

Property and Equipment:	12 Months Ended
Dec. 31, 2011
Property and Equipment:

Note 4—Property and Equipment:

Property and equipment at December 31 consisted of the following:

	2011	2010
Leasehold improvements	$439,421	$—
Computer equipment	216,117	—
Telephone equipment	33,854	—
Furniture and fixtures	3,363	—

	692,755	—
Less: accumulated depreciation and amortization	(10,702)	—

Totals	$682,053	$—

Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accrued Expenses

Note 3—Accrued Expenses:

Accrued expenses consisted of the following:

	June 30, 2012	December 31, 2011
Accrued licensor transition costs	$10,751,011	$—
Accrued clinical cost	1,298,145	—
Accrued compensation	975,607	308,936
Accrued legal fees	91,104	149,055
Other	15,834	41,551

Totals	$13,131,701	$499,542

In accordance with the license agreement, the Company requested that the licensor continue direct management of the ongoing clinical trials until such time as operational responsibility could be absorbed by the Company and/or its agents. The accrued licensor transition costs represents the Company’s estimate of such costs for the six months ended June 30, 2012, and will be adjusted accordingly as the actual costs become known.

Note 5—Accrued Expenses: Accrued expenses at December 31 consisted of the following:

	2011	2010
Accrued legal fees	$149,055	$—
Accrued compensation	308,936	—
Other	41,551	—

Totals	$499,542	$—

Private Placement and Other Offering:	12 Months Ended
Dec. 31, 2011
Private Placement and Other Offering:

Note 6—Private Placement and Other Offering:

On October 4, 2011, the Company completed a private placement pursuant to a Securities Purchase Agreement with certain institutional and accredited investors. Pursuant to the Securities Purchase Agreement, the Company sold 14,666,733 shares of common stock at $3.75 per share for aggregate gross proceeds of approximately $55 million. The Company also issued a warrant to each investor that provided such investor with anti-dilution protection. The warrants are exercisable only if the Company sells securities at a price below $3.75 per share on or prior to the date on which shares of Company common stock are first quoted in an over-the-counter market or listed for quotation on a national securities exchange or trading system. If shares are issued below $3.75 per share, the warrants will become effective and have a ten-year term and an exercise price of $0.01 per share (see Note 7).

In connection with the Securities Purchase Agreement, the Company entered into an agreement with Leerink Swann LLC (“Leerink”) whereby Leerink agreed to act as placement agent in connection with the placement of the common shares. In consideration for Leerink’s services, the Company agreed to pay Leerink aggregate cash commissions equal to 6% of the gross cash proceeds from the equity placement not to exceed $3.6 million. The Company also agreed to pay Leerink up to $75,000 as a non-accountable reimbursement allowance. The Company paid Leerink $2,338,215 for services and $75,000 for reimbursable expenses for the private placement transaction. In addition, the Company agreed to reimburse an investor in the private placement for all of the reasonable fees and expenses associated with this agreement subject to a maximum aggregate amount of $125,000.

On November 18, 2011, the Company entered into subscription agreements with 139 accredited investors, pursuant to which the Company sold 1,333,267 shares of common stock at a price per share of $3.75 for aggregate gross proceeds of approximately $5 million. In connection with the subscription agreements, the Company entered into an agreement with Leerink and National Securities Corporation, whereby Leerink agreed to act as lead placement agent and National Securities Corporation agreed to act as co-placement agent and received commissions of $84,000 and $150,000, respectively. In addition to the costs noted above, the Company incurred legal fees and other costs totaling approximately $487,000 associated with the equity raises.

Stockholder's Equity:	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stockholder's Equity:

Note 4—Stockholders’ Equity:

Warrants:

In October 2011, the Company issued anti-dilutive warrants to 27 investors pursuant to a securities purchase agreement. These warrants were exercisable only if the Company sold securities at a price below $3.75 per share on or prior to the date on which the Company’s common stock was first quoted in an over-the-counter market or listed for quotation on a national securities exchange or trading system. The Company’s common stock was quoted and began trading on the OTC Bulletin Board and the OTCQB under the symbol “PBYI” on April 18, 2012 and the Company did not sell securities at a price below $3.75 per share on or prior to such date. Accordingly, these warrants subsequently terminated unexercised in accordance with their terms.

Following the October 2011 private placement, Alan H. Auerbach, the Company’s founder, CEO and President held approximately 21% of the 18,666,733 outstanding shares of the Company’s common stock. Pursuant to the terms of the Securities Purchase Agreement, the Company issued an anti-dilutive warrant to Mr. Auerbach, as the Company’s founder. The warrant was issued to provide Mr. Auerbach with the right to maintain ownership of at least 20% of the Company’s common stock in the event that the Company raises capital through the sale of its securities in the future.

The warrant has a ten-year term and is exercisable only in the event of the first subsequent financing, excluding certain types of financings set forth in the warrant, that results in gross cash proceeds to the Company of at least $15 million. The warrant has an exercise price equal to the price paid per share in such financing and is exercisable for the number of shares of the Company’s common stock necessary for Mr. Auerbach to maintain ownership of at least 20% of the outstanding shares of Company common stock after such financing. Upon the occurrence of the first subsequent financing of at least $15 million, the warrant may be exercised any time up to the ten–year expiration date of October 4, 2021. The grant date of the warrant will occur on the date of the subsequent financing when the aggregate number of shares exercisable and the price per share will be determined. The Company determined that the warrant has an implied service requisite period in 2011 that is prior to its grant date. The Company also determined that a market condition subsequent to the implied service period exists as the exercise or partial exercise of the warrant can only occur if there is a subsequent financing.

The warrant was valued at approximately $6,900,000 at the time of issuance and recorded to the statement of operations. The warrant was revalued at approximately $7,600,000 on December 31, 2011, in accordance with ASC 718. The fair market value of the warrant as of June 30, 2012, using the below assumptions, was approximately $7,371,000 resulting in an adjustment to the fair value of ($65,300) and ($214,591), which are included in general and administrative expense in the accompanying condensed statements of operations for the three and six months ended June 30, 2012, respectively.

The fair market value at June 30, 2012, was determined by the following assumptions using the Monte Carlo Simulation method:

2012
Common stock price	$11.25
Dividend yield	0.00%
Expected volatility	76.40%
Risk-free interest rate	1.67%
Warrant term in years	10

Additionally, the fair value was estimated based on projected equity raises ranging from $15 million to $100 million in 2013 using weighted probability factors.

Stock-Based Compensation:

The Company’s 2011 Incentive Award Plan, or the 2011 Plan, was adopted by the Board of Directors on September 15, 2011. Pursuant to the 2011 Plan, the Company may grant incentive stock options and nonqualified stock options, as well as other forms of equity-based compensation. Incentive stock options may be granted only to employees, while consultants, employees, officers and directors are eligible for the grant of nonqualified options under the 2011 Plan. The maximum term of stock options granted under the 2011 Plan is 10 years. The exercise price of incentive stock options granted under the 2011 Plan must be at least equal to the fair market value of such shares on the date of grant. Through June 30, 2012, a total of 3,529,412 shares of the Company’s common stock have been reserved for issuance under the 2011 Plan.

In February 2012, the Company granted, in aggregate, 670,000 stock options to employees hired prior to December 31, 2011. The vesting period for the option grants commenced on each employee’s date of hire (i.e., the commencement of their respective service periods). The Company also granted 482,500 stock options in the three months ended March 31, 2012 and 240,000 stock options in the three months ended June 30, 2012 to employees hired during 2012. The Company awarded only “plain vanilla options” as determined by the SEC Staff Accounting Bulletin 107, “Share Based Payment.” As of June 30, 2012, 1,392,500 shares of the Company’s common stock are issuable upon the exercise of outstanding awards granted under the 2011 Plan, and 2,136,912 shares of the Company’s common stock are available for future issuance under the 2011 Plan.

The fair value of options granted to employees was estimated using the Black-Scholes option-pricing model (see Note 2) with the following weighted-average assumptions used during the six month period ended June 30:

2012
Dividend yield	0.0%
Expected volatility	85.5%
Risk-free interest rate	1.1%
Expected life in years	5.82

The Company recognized expense (fair value of the stock option grants) of $263,715 and $461,775 for the three and six months ended June 30, 2012, respectively. For the three and six months ended June 30, 2012, $101,317 and $178,722 were recorded as general and administrative expense and $162,398 and $283,053 were recorded as research and development expense, respectively.

Activity with respect to options granted under the 2011 Plan is summarized as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2011	—	—	—	$—
Options granted in the period ended March 31, 2012 for which compensation was recognized during 2011	670,000	$3.75	—	—
Granted in the 3 month period ended March 31, 2012	482,500	$3.75	—	—
Granted in the 3 month period ended June 30, 2012	240,000	$10.81	—	—

Outstanding at June 30, 2012	1,392,500	$4.97	9.7	$—

Unvested at June 30, 2012	1,392,500	$4.97	9.7	$—

Exercisable at June 30, 2012	—	$—	—	$—

At June 30, 2012, total estimated unrecognized employee compensation cost related to non-vested stock options granted prior to that date was $3,669,475, which is expected to be recognized over a weighted-average period of 1.4 years. The weighted-average grant date fair value of options granted during the three and six months ended June 30, 2012 was $7.59 and $4.30 per share, respectively.

Note 7—Stockholder’s Equity:

Common Stock:

The Company issued 4,000,000 shares of common stock to its founder and CEO in September 2010 for $400 at $0.0001 per share. Additionally, the CEO contributed capital totaling $61,983 and $68,514 during the year ended December 31, 2011 and from inception to December 31, 2011, respectively.

In connection with the October 2011 private placement, the Company issued 14,666,733 shares of common stock at $3.75 per share. Additionally, in October 2011, 40,000 shares of common stock were issued through debt conversion at $3.75 per share or $150,000 (see Note 8).

In connection with the November 2011 private placement, the Company issued 1,333,267 shares of common stock at $3.75 per share.

Authorized Shares:

At inception, the Company had 1,200,000 shares of stock authorized for issuance, all of which was common stock, par value $0.0001 per share. On September 15, 2011, the total number of shares of common stock the Company was authorized to issue was increased to 25,000,000. Immediately following the increase in authorized shares, the Company executed a four-to-one forward stock split. The share amounts, including earnings per share, stated in the Company’s financial statements have been adjusted to reflect the four-to-one stock split.

Following the Merger, the Company had 110,000,000 shares of stock authorized for issuance, of which 100,000,000 were common stock, par value $0.0001 per share, and 10,000,000 were preferred stock, par value $0.0001 per share. On October 4, 2011, the Board of Directors of the Company and the stockholders owning 100% of the Company’s issued and outstanding common stock approved an Amended and Restated Certificate of Incorporation (the “Amended Certificate”), which eliminated the Company’s entire authorized class of preferred stock and reduced the total number of shares of capital stock that the Company may issue from 110,000,000 shares to 100,000,000 shares, all of which are designated as common stock, par value $0.0001 per share. The Amended Certificate became effective on November 14, 2011, upon the filing of the Amended Certificate with the Secretary of State of the State of Delaware.

Warrants:

In connection with the October 2011 Securities Purchase Agreement, the Company issued anti-dilutive warrants to 27 investors (see Note 6). The fair value of warrants is estimated at the date of issuance using the Monte Carlo Simulation method. As the Company has no trading history, the Company calculated the expected volatility based on the historical volatilities of nine companies with similar attributes to the Company including industry, stage of life cycle, size and financial leverage. The risk-free rate was based on the U.S. Treasury yield curve covering the term of the warrants.

The fair value of the warrants issued was determined using the Monte Carlo Simulation method with the following assumptions:

2011
Dividend yield	0%
Expected volatility	84.4%
Risk-free interest rate	1.81%
Common stock price on date of issuance	$3.75
Exercise price	$0.01
Warrant term in years	10

Using the above assumptions, the portion of the private placement proceeds attributed to the fair value of the warrants was determined to be $1,758,338 and is recorded within additional paid-in capital.

Following the October 2011 private placement, Mr. Auerbach, the Company’s founder, CEO and President held approximately 21% of the 18,666,733 outstanding shares of the Company’s common stock. Pursuant to the terms of the Securities Purchase Agreement, the Company issued an anti-dilutive warrant to Mr. Auerbach, as the Company’s founder. The warrant was issued to provide Mr. Auerbach, as the founder of the Company, with the right to maintain ownership of at least 20% of the common stock of Puma in the event that the Company raises capital in the future through the sale of its securities.

The warrant has a ten-year term and is exercisable only in the event of the first subsequent financing, excluding certain types of financings set forth in the warrant, that results in gross cash proceeds to the Company of at least $15 million. The warrant has an exercise price equal to the price paid per share in such financing and is exercisable for the number of shares of the Company’s common stock necessary for Mr. Auerbach to maintain ownership of at least 20% of the outstanding shares of Company common stock after such financing. Upon the occurrence of the first subsequent financing of at least $15 million taking place, the warrant may be exercised any time up to the ten–year expiration date of October 4, 2021. The grant date of the warrant will occur on the date of the subsequent financing when the aggregate number of shares exercisable and the price per share will be determined.

The Company determined that the warrant has an implied service requisite period that is prior to its grant date. The Company also determined that a market condition subsequent to the implied service period exists as the exercise or partial exercise of the warrant can only occur if there is a subsequent financing. The Company has recorded the fair market value as determined by the following assumptions using the Monte Carlo Simulation method, as stock-based compensation in its statement of operations:

2011
Dividend yield	0%
Expected volatility	84.4%-85.1%
Risk-free interest rate	1.81%-1.89%
Warrant term in years	10

The fair value was estimated based on projected equity raises ranging from $15 million to $100 million in 2013 using weighted probability factors. The warrant was valued at the time of issuance at approximately $6,900,000 and revalued at December 31, 2011, in accordance with ASC 718. The fair market value of the warrant as of December 31, 2011, using the above assumptions, was approximately $7,600,000 and is included in general and administrative expense in the accompanying statement of operations. The Company will revalue the warrant each reporting period until such time as the grant date of the warrant is determined.

Stock-Based Compensation:

The Company’s 2011 Incentive Award Plan (the “2011 Plan”) was adopted by the Board of Directors on September 15, 2011. Pursuant to the 2011 Plan, the Company may grant incentive stock options and nonqualified stock options, as well as other forms of equity-based compensation. Incentive stock options may be granted only to employees, while consultants, employees, officers and directors are eligible for the grant of nonqualified options under the 2011 Plan. The maximum term of stock options granted under the 2011 Plan is 10 years. The exercise price of incentive stock options granted under the 2011 Plan must be at least equal to the fair market value of such shares on the date of grant. Through December 31, 2011, a total of 3,529,412 shares of the Company’s common stock have been reserved for issuance under the 2011 Plan.

In February 2012, the Company granted, in aggregate, 670,000 stock options to employees hired prior to December 31, 2011. The vesting period for the option grants commenced on each employees’ date of hire. The Company awarded only “plain vanilla options” as determined by the Securities and Exchange Commission Staff Accounting Bulletin 107, “Share Based Payment.”

The fair value of options granted to employees was estimated using the Black-Scholes option-pricing model (see Note 3); with the following weighted-average assumptions used during the year ended December 31:

2011
Dividend yield	0.0%
Expected volatility	86.0%
Risk-free interest rate	1.1%
Expected life in years	5.81

During the year ended December 31, 2011, the Company recognized expense (fair value of the stock option grants) of $67,022 of which $29,498 was recorded as general and administrative expense and $37,524 was recorded as research and development expense.

Activity with respect to options granted under the 2011 Plan is summarized as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2010	—	$—	—	$—
Granted in the period ended December 31, 2011	670,000	3.75	10.0	—

Outstanding at December 31, 2011	670,000	$3.75	10.0	$—

Unvested at December 31, 2011	670,000	$3.75	10.0	$—

Exercisable at December 31, 2011	—	$—	—	$—

At December 31, 2011, total estimated unrecognized employee compensation cost related to non-vested stock options granted prior to that date was $1,471,433, which is expected to be recognized over a weighted-average period of 1.5 years. The weighted average grant date fair values of options granted during the year ended December 31, 2011 was $2.66 per share.

Stockholder Note Payable:	12 Months Ended
Dec. 31, 2011
Stockholder Note Payable:

Note 8—Stockholder Note Payable:

On September 2, 2011, the Company’s CEO and sole stockholder at the time advanced the Company $150,000 to fund its operations until such time as the Company could complete an equity placement. The advance was unsecured, non-interest bearing and due on demand. On September 9, 2011, the advance was converted to an unsecured convertible promissory note. The note was a non-interest bearing note that could be converted into the Company’s common stock at the option of the stockholder. The note was due and payable upon demand of the stockholder on or after the one-year anniversary of the date, if not converted prior to the maturity date. The Company’s CEO converted the note into 40,000 shares of the Company’s common stock on October 6, 2011 at a price of $3.75 per share.

Income Taxes:	12 Months Ended
Dec. 31, 2011
Income Taxes:

Note 9—Income Taxes:

Temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes (net operating loss carry-forwards) give rise to the Company’s deferred income taxes. The components of the Company’s deferred tax assets as of December 31, 2011 and 2010 are as follows:

	Federal	State	Total
Deferred tax assets—2011:
Net operating loss carry forwards	$681,100	$103,200	$784,300
Organization costs	230,000	39,500	269,500
Compensation	2,631,000	451,400	3,082,400

	3,542,100	594,100	4,136,200
Deferred tax liabilities—depreciation	(84,100)	(800)	(84,900)

Total deferred tax assets	3,458,000	593,300	4,051,300
Valuation allowance	(3,458,000)	(593,300)	(4,051,300)

Net deferred tax assets	$—	$—	$—

	Federal	State	Total
Deferred tax assets—2010:
Organization costs	$2,400	$400	$2,800

Total deferred tax assets	2,400	400	2,800
Valuation allowance	(2,400)	(400)	(2,800)

Net deferred tax assets	$—	$—	$—

As the ultimate realization of the potential benefits of the Company’s deferred tax assets is considered unlikely by management, the Company has offset the deferred tax assets attributable to those potential benefits through valuation allowances. Accordingly, the Company did not recognize any benefit from income taxes in the accompanying financial statements of operations to offset its pre-tax losses. The valuation allowance increased $4,045,700 in 2011 and $2,800 in 2010. At December 31, 2011, the Company has federal and state net operating loss carry forwards of approximately $2,000,000 and $1,700,000 which will expire in 2031 and 2021, respectively. Pursuant to the Internal Revenue Code, Sections 382 and 383, use of the Company’s net operating loss and credit carry forward could be limited if a cumulative change in ownership of more than 50% occurs within a three-year period.

The provision (credit) for income taxes in the accompanying statements of operations differs from the amount calculated by applying the statutory income tax rate to income (loss) from continuing operations before income taxes. The primary components of such differences are as follows as of December 31:

	2011	2010
Tax computed at the federal statutory rate	$(3,479,000)	$(2,400)
State taxes	(593,800)	(400)
Permanent items	24,300	—
Change in valuation allowance	4,048,500	2,800

Total provision	$—	$—

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies

Note 6—Commitments and Contingencies:

Office Lease:

On June 7, 2012, the Company entered into a long-term lease agreement for office space in South San Francisco, California. The initial term of the lease is for seven years and is expected to commence on or about October 1, 2012. The base rent will be approximately $20,250 per month during the first year and will increase over the course of the initial term, up to approximately $30,820 per month during the seventh year. In addition, the Company has an option to extend the lease for an additional five-year term, which would commence upon the expiration of the initial term. In the event the Company elects to extend the lease, the minimum monthly rent payable for the additional term will be the then-current fair market rent calculated in accordance with the terms of the lease. The Company provided the landlord an automatically renewable stand-by letter of credit in the amount of $150,000. The stand-by letter of credit is collateralized by a high-yield savings account in the amount of approximately $157,000, which is classified as restricted cash on the accompanying condensed balance sheets.

Note 10—Commitments and Contingencies:

Leases:

On February 4, 2011, the Company executed a lease agreement effective March 1, 2011 for new office space that requires monthly payments of $1,657 and expires on April 30, 2012.

On December 7, 2011, the Company, entered into a non-cancelable operating lease for office space. The initial term of the lease is for seven years and commenced on December 10, 2011. The base rent is approximately $44,400 per month during the first year and will increase each year during the initial term, up to approximately $53,000 per month during the seventh year. The lease has an expiration date of December 9, 2018. In addition, the Company has an option to extend the lease for an additional five-year term. The lease is subject to additional charges for common area maintenance and other costs. Concurrent with the execution of the lease, the Company provided the landlord an automatically renewable stand-by letter of credit in the amount of $1,000,000. The stand-by letter of credit is collateralized by a high-yield savings account in the amount of approximately $1,053,000, which is classified as restricted cash on the accompanying balance sheets. Rent expense for the years ended December 31, 2011 and 2010 was $41,125 and $0, respectively.

Future minimum lease payments for each of the years subsequent to December 31, 2011 are as follow:

Year Ending December 31,	Amount
2012	$273,033
2013	548,795
2014	565,258
2015	582,216
2016	599,683
Thereafter	1,253,877

Total	$3,822,862

License Agreement:

In August 2011, the Company entered into an agreement pursuant to which Pfizer, Inc., or Pfizer, agreed to grant it a worldwide license for the development, manufacture and commercialization of neratinib (oral), neratinib (intravenous) and PB357, and certain related compounds. The license is exclusive with respect to certain patent rights owned by or licensed to Pfizer. Under the agreement, the Company is obligated to commence a new clinical trial for a product containing one of these compounds within a specified period of time and to use commercially reasonable efforts to complete clinical trials and to achieve certain milestones as provided in a development plan. From the closing date of the agreement through December 31, 2011, Pfizer continued to conduct the existing clinical trials on behalf of the Company at Pfizer’s sole expense. At the Company’s request, Pfizer has agreed to continue to perform certain services in support of the existing clinical trials, at the Company’s expense for the first quarter of 2012.

As consideration for the license, the Company is required to make substantial payments upon the achievement of certain milestones totaling approximately $187.5 million if all such milestones are achieved. Should the Company commercialize any of the compounds licensed from Pfizer or any products containing any of these compounds, the Company will be obligated to pay to Pfizer annual royalties between approximately 10% and 20% of net sales of all such products, subject to certain reductions and offsets in some circumstances. The Company’s royalty obligation continues, on a product-by-product and country-by-country basis, until the later of: (i) the last to expire licensed patent covering the applicable licensed product in such country, or (ii) the earlier of generic competition for such licensed product reaching a certain level in such country or expiration of a certain time period after first commercial sale of such licensed product in such country. In the event that the Company sublicenses the rights granted to the Company under the license agreement with Pfizer to a third party, the same milestone and royalty payments are required. The Company can terminate the license agreement at will at any time after April 4, 2013 or for safety concerns, in each case upon specified advance notice.

Subsequent Events:	12 Months Ended
Dec. 31, 2011
Subsequent Events:

Note 11—Subsequent Events:

Employment Contract:

On January 19, 2012, the Company entered into an employment agreement with Alan H. Auerbach, the Company’s President and CEO. The employment agreement governs the terms of Mr. Auerbach’s employment since September 15, 2010 and expires on September 1, 2014, unless earlier terminated, with automatic one-year renewal terms unless either the Company or Mr. Auerbach gives written notice of termination 60 days prior to the end of the term. The employment agreement provides that Mr. Auerbach will receive an annual base salary of $470,000, retroactively effective to September 1, 2011, and will be eligible to receive an annual discretionary bonus in an amount up to 50% of his base salary. Per the employment agreement, Mr. Auerbach was granted an option to purchase 200,000 shares of Company common stock, which will vest as to 1/3 of the shares underlying the option on January 19, 2013, and as to 1/36 of the shares underlying the option on each monthly anniversary thereafter, subject to Mr. Auerbach’s continued employment through the vesting dates.

401(k) Savings Plan	6 Months Ended
Jun. 30, 2012
401(k) Savings Plan

Note 5—401(k) Savings Plan:

During 2012, the Company adopted a 401(k) savings plan for the benefit of its employees. The Company is required to make matching contributions to the 401(k) plan equal to 100% of the first 3% of wages deferred by each participating employee and 50% on the next 2% of wages deferred by each participating employee. The Company incurred expenses for employer matching contributions of approximately $36,000 and $56,500 for the three and six months ended June 30, 2012, respectively.

Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Use of Estimates

Use of Estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet and reported amounts of expenses for the period presented. Accordingly, actual results could differ from those estimates. Significant estimates include the valuation of the warrant issued to the Chief Executive Officer, or CEO (Note 4). The value of the warrant includes estimates based on future events which are difficult to predict. It is at least reasonably possible that a change in the estimates used to value the warrant will occur in the near term. Significant estimates also include the cost of services provided by consultants who conduct research on behalf of the Company that are billed on a delayed basis. As the actual costs become known, the Company adjusts its estimated cost in that period.

Use of Estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet and reported amounts of expenses for the period presented. Accordingly, actual results could differ from those estimates. Significant estimates include the valuation of the warrant issued to the CEO (Note 7). The value of the warrant includes estimates based on future events which are difficult to predict. It is at least reasonably possible that a change in the estimates used to value the warrant will occur in the near term.

Cash and Cash Equivalents

Cash and Cash Equivalents:

The Company considers all highly-liquid investments with original maturities of three months or less to be cash equivalents. Cash equivalents are carried at cost, which approximates fair value.

Cash and Cash Equivalents:

The Company considers all highly-liquid investments with original maturities of three months or less to be cash equivalents. Cash equivalents are carried at cost, which approximates fair value.

Investment Securities

Investment Securities:

The Company classifies all investment securities (short-term and long-term) as available-for-sale, as the sale of such securities may be required prior to maturity to implement management’s strategies. These securities are carried at fair value, with the unrealized gains and losses, if material, reported as a component of accumulated other comprehensive income (loss) in stockholders’ equity until realized. Realized gains and losses from the sale of available-for-sale securities, if any, are determined on a specific identification basis. A decline in the market value of any available-for-sale security below cost that is determined to be other than temporary results in a revaluation of its carrying amount to fair value. The impairment is charged to earnings and a new cost basis for the security is established. Premiums and discounts are amortized or accreted over the life of the related security as an adjustment to yield using the straight-line method. Interest income is recognized when earned.

Investment Securities:

The Company classifies all investment securities (short-term and long-term) as available-for-sale, as the sale of such securities may be required prior to maturity to implement management’s strategies. These securities are carried at fair value, with the unrealized gains and losses, if material, reported as a component of accumulated other comprehensive income (loss) in stockholders’ equity until realized. Realized gains and losses from the sale of available-for-sale securities, if any, are determined on a specific identification basis. A decline in the market value of any available-for-sale security below cost that is determined to be other than temporary results in a revaluation of its carrying amount to fair value. The impairment is charged to earnings and a new cost basis for the security is established. Premiums and discounts are amortized or accreted over the life of the related security as an adjustment to yield using the straight-line method. Interest income is recognized when earned.

Assets Measured at Fair Value on a Recurring Basis

Assets Measured at Fair Value on a Recurring Basis:

Accounting Standards Codification (“ASC”) 820, Fair Value Measurement, or ASC 820, provides a single definition of fair value and a common framework for measuring fair value as well as new disclosure requirements for fair value measurements used in financial statements. Under ASC 820, fair value is determined based upon the exit price that would be received by a company to sell an asset or paid by a company to transfer a liability in an orderly transaction between market participants, exclusive of any transaction costs. Fair value measurements are determined by either the principal market or the most advantageous market. The principal market is the market with the greatest level of activity and volume for the asset or liability. Absent a principal market to measure fair value, the Company uses the most advantageous market, which is the market from which the Company would receive the highest selling price for the asset or pay the lowest price to settle the liability, after considering transaction costs. However, when using the most advantageous market, transaction costs are only considered to determine which market is the most advantageous and these costs are then excluded when applying a fair value measurement. ASC 820 creates a three-level hierarchy to prioritize the inputs used in the valuation techniques to derive fair values. The basis for fair value measurements for each level within the hierarchy is described below, with Level 1 having the highest priority and Level 3 having the lowest.

Level 1:	Quoted prices in active markets for identical assets or liabilities.

Level 2:	Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs are observable in active markets.

Level 3:	Valuations derived from valuation techniques in which one or more significant inputs are unobservable.

Following are the major categories of assets measured at fair value on a recurring basis as of June 30, 2012 and December 31, 2011, using quoted prices in active markets for identical assets (Level 1), significant other observable inputs (Level 2), and significant unobservable inputs (Level 3):

June 30, 2012	Level 1	Level 2	Level 3	Total
Cash equivalents	$38,499,196	$—	$—	$38,499,196

December 31, 2011	Level 1	Level 2	Level 3	Total
Cash equivalents	$53,003,450	$—	$—	$53,003,450

The Company’s investments in short-term and long-term investment securities are exposed to price fluctuations. The fair value measurements for short-term and long-term investment securities are based upon the quoted price in active markets multiplied by the number of securities owned, exclusive of any transaction costs and without any adjustments to reflect discounts that may be applied to selling a large block of securities at one time.

Assets Measured at Fair Value on a Recurring Basis:

ASC 820, Fair Value Measurement (“ASC 820”) provides a single definition of fair value and a common framework for measuring fair value as well as new disclosure requirements for fair value measurements used in financial statements. Under ASC 820, fair value is determined based upon the exit price that would be received by a company to sell an asset or paid a company to transfer a liability in an orderly transaction between market participants, exclusive of any transaction costs. Fair value measurements are determined by either the principal market or the most advantageous market. The principal market is the market with the greatest level of activity and volume for the asset or liability. Absent a principal market to measure fair value, the Company uses the most advantageous market, which is the market from which the Company would receive the highest selling price for the asset or pay the lowest price to settle the liability, after considering transaction costs. However, when using the most advantageous market, transactions costs are only considered to determine which market is the most advantageous and these costs are then excluded when applying a fair value measurement. ASC 820 creates a three-level hierarchy to prioritize the inputs used in the valuation techniques to derive fair values. The basis for fair value measurements for each level within the hierarchy is described below, with Level 1 having the highest priority and Level 3 having the lowest.

Level 1:	Quoted prices in active markets for identical assets or liabilities.

Level 2:	Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs are observable in active markets.

Level 3:	Valuations derived from valuation techniques in which one or more significant inputs are unobservable.

Following are the major categories of assets measured at fair value on a recurring basis as of December 31, 2011, using quoted prices in active markets for identical assets (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

	Level 1	Level 2	Level 3	Total
Cash equivalents	$53,003,450	$—	$—	$53,003,450

The Company’s investments in short-term and long-term investment securities are exposed to price fluctuations. The fair value measurements for short-term and long-term investment securities are based upon the quoted price in active markets multiplied by the number of securities owned, exclusive of any transaction costs and without any adjustments to reflect discounts that may be applied to selling a large block of securities at one time.

Property and Equipment

Property and Equipment:

Property and equipment are recorded at cost and depreciated over estimated useful lives ranging from three to five years using the straight-line method. Leasehold improvements are recorded at cost and amortized over the shorter of their useful lives or the term of the lease by use of the straight-line method. Maintenance and repair costs are charged to operations as incurred.

The Company assesses the impairment of long-lived assets, primarily property and equipment, whenever events or changes in business circumstances indicate that carrying amounts of the assets may not be fully recoverable. When such events occur, management determines whether there has been an impairment by comparing the asset’s carrying value with its fair value, as measured by the anticipated undiscounted net cash flows of the asset. Should impairment exist, the asset is written down to its estimated fair value. The Company has not recognized any impairment losses through June 30, 2012.

Property and Equipment:

Property and equipment are recorded at cost and depreciated over estimated useful lives ranging from three to five years using the straight-line method. Leasehold improvements are recorded at cost and amortized over the shorter of their useful lives or the term of the lease by use of the straight-line method. Maintenance and repair costs are charged to operations as incurred.

The Company assesses the impairment of long-lived assets, primarily property and equipment, whenever events or changes in business circumstances indicate that carrying amounts of the assets may not be fully recoverable. When such events occur, management determines whether there has been an impairment, by comparing the asset’s carrying value with its fair value, as measured by the anticipated undiscounted net cash flows of the asset. Should impairment exist, the asset is written down to its estimated fair value. The Company has not recognized any impairment losses through December 31, 2011.

Research and Development Expenses

Research and Development Expenses:

Research and development expenses are charged to operations as incurred. Research and development expenses include costs associated with services provided by consultants who conduct clinical services on behalf of the Company, contract organizations for manufacturing of clinical materials and clinical trials. In the case of clinical trials, a portion of the estimated cost normally relates to the projected cost to treat a patient in the trials, and this cost is recognized over the estimated term of the study based on the number of patients enrolled in the trial on an ongoing basis, beginning with patient enrollment. The Company determines the total cost of a given study based on the terms of the related contract. The Company accrues for costs incurred as services are being provided by monitoring the status of the trial and the invoices received from its external service providers. As actual costs become known, the Company adjusts its accruals in that period. Costs related to the acquisition of technology rights and patents for which development work is still in process are charged to operations as incurred and considered a component of research and development costs.

Research and Development Expenses:

Research and development costs are charged to operations as incurred. Research and development expenses include costs associated with services provided by consultants who conduct research on behalf of the Company, contract organizations for manufacturing of clinical materials and clinical trials. In the case of clinical trials, a portion of the estimated cost normally relates to the projected cost to treat a patient in the trials, and this cost is recognized over the estimated term of the study based on the number of patients enrolled in the trial on an ongoing basis, beginning with patient enrollment. The Company determines the total cost of a given study based on the terms of the related contract. The Company accrues for costs incurred as services are being provided by monitoring the status of the trial and the invoices received from its external service providers. As actual costs become known, the Company adjusts its accruals in that period. Costs related to the acquisition of technology rights and patents for which development work is still in process are charged to operations as incurred and considered a component of research and development costs.

Concentration of Risk

Concentration of Risk:

Financial instruments, which potentially subject the Company to concentrations of credit risk, principally consist of cash and cash equivalents. The Company’s cash and cash equivalents in excess of the Federal Deposit Insurance Corporation and the Securities Investor Protection Corporation insured limit at June 30, 2012 were approximately $39,720,000. The Company does not believe it is exposed to any significant credit risk.

Concentration of Risk:

Financial instruments, which potentially subject the Company to concentrations of credit risk, principally consist of cash and cash equivalents. The Company’s cash and cash equivalents in excess of the Federal Deposit Insurance Corporation and the Securities Investor Protection Corporation insured limit at December 31, 2011 were approximately $54,178,000 due to the Temporary Liquidity Guarantee Program. The Company does not believe it is exposed to any significant credit risk.

Stock-Based Compensation

Stock-Based Compensation:

Stock option awards:

ASC 718, Compensation-Stock Compensation, or ASC 718, requires the fair value of all share-based payments to employees, including grants of stock options, to be recognized in the statement of operations over the requisite service period. Under ASC 718, employee option grants are generally valued at the date of grant (grant date) and those valuations do not change once they have been established. The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. As allowed by ASC 718 for companies with a short period of publicly-traded stock history, the Company’s estimate of expected volatility is based on the average expected volatilities of a sampling of five companies with similar attributes to the Company, including industry, stage of life cycle, size and financial leverage. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant valuation. ASC 718 does not allow companies to account for option forfeitures as they occur; instead, estimated option forfeitures must be calculated when the option is granted to reduce the option expense to be recognized over the life of the award and updated upon receipt of further information as to the amount of options expected to be forfeited. Due to its limited history, the Company uses the simplified method to determine the expected life of the option grants.

Warrants:

Warrants granted to employees are normally valued at the fair value of the instrument on the grant date and are recognized in the statement of operations over the requisite service period. When the requisite service period precedes the grant date and a market condition exists in the warrant, the Company values the warrant using the Monte Carlo Simulation Method. As allowed by ASC 718 for companies with a short period of publicly-traded stock history, the Company’s estimate of expected volatility is based on the average volatilities of a sampling of nine companies with similar attributes to the Company, including industry, stage of life cycle, size and financial leverage. The risk-free rate for periods within the contractual life of the warrant is based on the U.S. Treasury yield curve in effect at the time of grant valuation. In determining the value, the Company factors in the probability of the market condition occurring and several possible scenarios. When the requisite service period precedes the grant date and is deemed to be complete, the Company records the fair market value of the warrant at the time of issuance as an equity stock-based compensation transaction. The grant date is determined when all pertinent information, such as exercise price and quantity are known. The warrant is revalued each reporting period up to the grant date when the final fair value of the warrant is established and recorded.

Stock-Based Compensation:

Stock option awards:

ASC 718, Compensation-Stock Compensation (“ASC 718”), requires the fair value of all share-based payments to employees, including grants of stock options, to be recognized in the statement of operations over the requisite service period. Under ASC 718, employee option grants are generally valued at the grant date and those valuations do not change once they have been established. The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. As allowed by ASC 718 for companies with a short period of publicly traded stock history, the Company’s estimate of expected volatility is based on the average expected volatilities of a sampling of five companies with similar attributes to the Company, including industry, stage of life cycle, size and financial leverage. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant valuation. ASC 718 does not allow companies to account for option forfeitures as they occur; instead, estimated option forfeitures must be calculated when the option is granted to reduce the option expense to be recognized over the life of the award and updated upon receipt of further information as to the amount of options expected to be forfeited. Due to its limited history, the Company uses the simplified method to determine the expected life of the option grants.

Warrants:

Warrants granted to employees are normally valued at the fair value of the instrument on the date of the grant (grant date) and are recognized in the statement of operations over the requisite service period. When the requisite service period precedes the grant date and a market condition exists in the warrant, the Company values the warrant using the Monte Carlo Simulation Method. As allowed by ASC 718 for companies with a short period of publicly traded stock history, the Company’s estimate of expected volatility is based on the average volatilities of a sampling of nine companies with similar attributes to the Company, including industry, stage of life cycle, size and financial leverage. The risk-free rate for periods within the contractual life of the warrant is based on the U.S. Treasury yield curve in effect at the time of grant valuation. In determining the value, the Company factors in the probability of the market condition occurring and several possible scenarios. When the requisite service period precedes the grant date and is deemed to be complete, the Company records the fair market value of the warrant at the time of issuance as stock based compensation as an equity transaction. The warrant is then revalued each reporting period up to the grant date when the final fair value of the warrant is established and recorded.

Income Taxes

Income Taxes:

The Company follows ASC 740, Income Taxes (“ASC 740”), which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the asset will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The standard addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under ASC 740, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the tax authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. ASC 740 also provides guidance on de-recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures. At the date of adoption, and as of December 31, 2011 and 2010, the Company does not have a liability for unrecognized tax uncertainties.

The Company’s policy is to record interest and penalties on uncertain tax positions as income tax expense. As of December 31, 2011 and 2010, the Company had no accrued interest or penalties related to uncertain tax positions.

Net Loss per Common Share

Net Loss per Common Share:

Basic net loss per common share is computed by dividing net loss applicable to common stockholders by the weighted average number of common shares outstanding during the periods presented as required by ASC 260, Earnings Per Share. Diluted earnings per common share have not been presented because the assumed exercise of the Company’s outstanding options would have been anti-dilutive. For the three and six months ended June 30, 2012, potentially dilutive securities excluded from the calculations were 1,392,500 shares issuable upon exercise of options.

Net Loss per Common Share:

Basic net loss per common share is computed by dividing net loss applicable to common stockholders by the weighted average number of common shares outstanding during the periods presented as required by ASC 260, Earnings Per Share. Diluted earnings per common share have not been presented because the assumed exercise of the Company’s outstanding options would have been anti-dilutive. Potentially dilutive securities excluded from the calculations amounted to 670,000 shares issuable upon exercise of options.

Deferred Rent

Deferred Rent:

The Company has entered into an operating lease agreement for its corporate offices that contain provisions for future rent increases, a leasehold improvement allowance and rent abatement. The Company records monthly rent expense equal to the total of the payments due over the lease term, divided by the number of months of the lease term. The difference between the rent expense recorded and the amount paid is credited or charged to deferred rent, which is reflected as a separate line item in the accompanying condensed balance sheets. Additionally, the Company recorded as deferred rent the cost of the leasehold improvements paid by the landlord, which is amortized on a straight-line basis over the term of the lease.

Deferred Rent:

The Company has entered into an operating lease agreement for its corporate offices that contain provisions for future rent increases, a leasehold improvement allowance and rent abatement. The Company records monthly rent expense equal to the total of the payments due over the lease term, divided by the number of months of the lease term. The difference between the rent expense recorded and the amount paid is credited or charged to deferred rent, which is reflected as a separate line item in the accompanying balance sheets. Additionally, the Company recorded as deferred rent the cost of the leasehold improvements to the office paid by the landlord which is amortized on a straight-line basis over the term of the lease.

Reclassifications		Reclassifications: Certain amounts for 2010 have been reclassified to conform to the current year’s presentation.
Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements:

The Company has adopted all recently issued accounting pronouncements. The adoption of the accounting pronouncements is not anticipated to have a material effect on the operations of the Company.

In May 2011, the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update (“ASU”) 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, or ASU 2011-04, which clarifies some existing concepts and expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. ASU 2011-04 was effective for the Company beginning January 1, 2012, and the adoption of ASU 2011-04 did not have a material effect on the Company’s financial condition.

In June 2011, FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, or ASU 2011-5, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income, or in two separate but consecutive statements and which eliminates the option to present components of other comprehensive income as part of the statement of equity. In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, or ASU 2011-12, which deferred the guidance on whether to require entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement where net income is presented and the statement where other comprehensive income is presented for both interim and annual financial statements. ASU 2011-12 reinstated the requirements for the presentation of reclassifications that were in place prior to the issuance of ASU 2011-05 and did not change the effective date for ASU 2011-05. ASU 2011-05 and ASU 2011-12 were effective for the Company beginning January 1, 2012, and the adoption of ASU 2011-05 and ASU 2011-12 did not have a material effect on the Company’s financial condition.

Recently Issued Accounting Pronouncements:

The Company has adopted all recently issued accounting pronouncements. The adoption of the accounting pronouncements is not anticipated to have a material effect on the operations of the Company.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, which clarifies some existing concepts and expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. ASU 2011-04 will be effective for the Company beginning January 1, 2012, and the Company does not expect the adoption of ASU 2011-04 to have a material effect on its financial condition, profitability, and cash flows.

In June 2011, FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income, or in two separate but consecutive statements and eliminates that option to present components of other comprehensive income as part of the statement of equity. In December 2011, the FASB issued ASU 2011-12, which deferred the guidance on whether to require entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement where net income is presented and the statement where other comprehensive income is presented for both interim and annual financial statements. ASU 2011-12 reinstated the requirements for the presentation of reclassifications that were in place prior to the issuance of ASU 2011-05 and did not change the effective date for ASU 2011-05. ASU 2011-05 and ASU 2011-12 will be effective for the Company beginning January 1, 2012, and the Company does not expect the adoption of ASU 2011-05 and ASU 2011-12 to have a material effect on its financial condition.

Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Assets Measured at Fair Value on Recurring Basis

Following are the major categories of assets measured at fair value on a recurring basis as of June 30, 2012 and December 31, 2011, using quoted prices in active markets for identical assets (Level 1), significant other observable inputs (Level 2), and significant unobservable inputs (Level 3):

June 30, 2012	Level 1	Level 2	Level 3	Total
Cash equivalents	$38,499,196	$—	$—	$38,499,196

December 31, 2011	Level 1	Level 2	Level 3	Total
Cash equivalents	$53,003,450	$—	$—	$53,003,450

Following are the major categories of assets measured at fair value on a recurring basis as of December 31, 2011, using quoted prices in active markets for identical assets (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

	Level 1	Level 2	Level 3	Total
Cash equivalents	$53,003,450	$—	$—	$53,003,450

Property and Equipment: (Tables)	12 Months Ended
Dec. 31, 2011
Property and equipment

Property and equipment at December 31 consisted of the following:

	2011	2010
Leasehold improvements	$439,421	$—
Computer equipment	216,117	—
Telephone equipment	33,854	—
Furniture and fixtures	3,363	—

	692,755	—
Less: accumulated depreciation and amortization	(10,702)	—

Totals	$682,053	$—

Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accrued Expenses

Accrued expenses consisted of the following:

	June 30, 2012	December 31, 2011
Accrued licensor transition costs	$10,751,011	$—
Accrued clinical cost	1,298,145	—
Accrued compensation	975,607	308,936
Accrued legal fees	91,104	149,055
Other	15,834	41,551

Totals	$13,131,701	$499,542

Accrued expenses at December 31 consisted of the following:

	2011	2010
Accrued legal fees	$149,055	$—
Accrued compensation	308,936	—
Other	41,551	—

Totals	$499,542	$—

Stockholder's Equity: (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Warrants Fair Market Value Assumptions

The fair market value at June 30, 2012, was determined by the following assumptions using the Monte Carlo Simulation method:

2012
Common stock price	$11.25
Dividend yield	0.00%
Expected volatility	76.40%
Risk-free interest rate	1.67%
Warrant term in years	10

The fair value of the warrants issued was determined using the Monte Carlo Simulation method with the following assumptions:

2011
Dividend yield	0%
Expected volatility	84.4%
Risk-free interest rate	1.81%
Common stock price on date of issuance	$3.75
Exercise price	$0.01
Warrant term in years	10

Fair Value Options Weighted-Average Assumptions

The Company has recorded the fair market value as determined by the following assumptions using the Monte Carlo Simulation method, as stock-based compensation in its statement of operations:

2011
Dividend yield	0%
Expected volatility	84.4%-85.1%
Risk-free interest rate	1.81%-1.89%
Warrant term in years	10

Fair Value Options Weighted-Average Assumptions

The fair value of options granted to employees was estimated using the Black-Scholes option-pricing model (see Note 2) with the following weighted-average assumptions used during the six month period ended June 30:

2012
Dividend yield	0.0%
Expected volatility	85.5%
Risk-free interest rate	1.1%
Expected life in years	5.82

The fair value of options granted to employees was estimated using the Black-Scholes option-pricing model (see Note 3); with the following weighted-average assumptions used during the year ended December 31:

2011
Dividend yield	0.0%
Expected volatility	86.0%
Risk-free interest rate	1.1%
Expected life in years	5.81

Activity with Respect to Options Granted

Activity with respect to options granted under the 2011 Plan is summarized as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2011	—	—	—	$—
Options granted in the period ended March 31, 2012 for which compensation was recognized during 2011	670,000	$3.75	—	—
Granted in the 3 month period ended March 31, 2012	482,500	$3.75	—	—
Granted in the 3 month period ended June 30, 2012	240,000	$10.81	—	—

Outstanding at June 30, 2012	1,392,500	$4.97	9.7	$—

Unvested at June 30, 2012	1,392,500	$4.97	9.7	$—

Exercisable at June 30, 2012	—	$—	—	$—

Activity with respect to options granted under the 2011 Plan is summarized as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2010	—	$—	—	$—
Granted in the period ended December 31, 2011	670,000	3.75	10.0	—

Outstanding at December 31, 2011	670,000	$3.75	10.0	$—

Unvested at December 31, 2011	670,000	$3.75	10.0	$—

Exercisable at December 31, 2011	—	$—	—	$—

Income Taxes: (Tables)	12 Months Ended
Dec. 31, 2011
components of the Company's deferred tax assets

The components of the Company’s deferred tax assets as of December 31, 2011 and 2010 are as follows:

	Federal	State	Total
Deferred tax assets—2011:
Net operating loss carry forwards	$681,100	$103,200	$784,300
Organization costs	230,000	39,500	269,500
Compensation	2,631,000	451,400	3,082,400

	3,542,100	594,100	4,136,200
Deferred tax liabilities—depreciation	(84,100)	(800)	(84,900)

Total deferred tax assets	3,458,000	593,300	4,051,300
Valuation allowance	(3,458,000)	(593,300)	(4,051,300)

Net deferred tax assets	$—	$—	$—

	Federal	State	Total
Deferred tax assets—2010:
Organization costs	$2,400	$400	$2,800

Total deferred tax assets	2,400	400	2,800
Valuation allowance	(2,400)	(400)	(2,800)

Net deferred tax assets	$—	$—	$—

Primary Components Differences

The primary components of such differences are as follows as of December 31:

	2011	2010
Tax computed at the federal statutory rate	$(3,479,000)	$(2,400)
State taxes	(593,800)	(400)
Permanent items	24,300	—
Change in valuation allowance	4,048,500	2,800

Total provision	$—	$—

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Future minimum lease payments

Future minimum lease payments for each of the years subsequent to December 31, 2011 are as follow:

Year Ending December 31,	Amount
2012	$273,033
2013	548,795
2014	565,258
2015	582,216
2016	599,683
Thereafter	1,253,877

Total	$3,822,862

Business and Basis of Presentation - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended	16 Months Ended	21 Months Ended
	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012	Sep. 29, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Net loss		$ (14,754,763)	$ (34,265)	$ (6,931)	$ (26,580,876)	$ (38,206)	$ (10,232,878)	$ (10,239,809)	$ (36,820,685)
Cash flows from operating activities		(8,774,379)		(6,931)	(11,558,621)	(39,935)	(1,825,018)	(1,831,949)	(13,390,570)
Merger agreement, shares Issued	18,666,733
Merger agreement, shares received in exchange	18,666,733
Merger agreement, shares exchange ratio										1
Share redeemed, aggregate consideration	40,000
Merger related Professional fees paid	40,000
Consideration paid for former Stockholders of IAC and their attorney							$ 80,000

Merger with Public Company - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Sep. 29, 2011
Merger agreement, shares Issued	18,666,733
Merger agreement, shares received in exchange	18,666,733
Merger agreement, shares exchange ratio			1
Share redeemed, aggregate consideration	$ 40,000
Merger related Professional fees paid	40,000
Consideration paid for former Stockholders of IAC and their attorney		$ 80,000

Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011
Significant Accounting Policies [Line Items]
Cash and cash equivalents in excess of insured limit	$ 39,720,000	$ 39,720,000	$ 54,178,000
Anti-dilutive securities excluded from the calculation of diluted earnings per share	1,392,500	1,392,500	670,000
Maximum
Significant Accounting Policies [Line Items]
Cash equivalents, original maturity		3 months	3 months
Property and equipment, useful lives		5 years	5 years
Minimum
Significant Accounting Policies [Line Items]
Property and equipment, useful lives		3 years	3 years

Assets Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $)	Jun. 30, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 38,499,196	$ 53,003,450
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 38,499,196	$ 53,003,450

Property and Equipment (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Computer equipment		$ 692,755
Less: accumulated depreciation and amortization		(10,702)
Property and equipment, net	1,228,039	682,053
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Computer equipment		439,421
Computer Equipment
Property, Plant and Equipment [Line Items]
Computer equipment		216,117
Telephone equipment
Property, Plant and Equipment [Line Items]
Computer equipment		33,854
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Computer equipment		$ 3,363

Accrued Expenses (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Accrued Liabilities [Line Items]
Accrued licensor transition costs	$ 10,751,011
Accrued clinical cost	1,298,145
Accrued compensation	975,607	308,936
Accrued legal fees	91,104	149,055
Other	15,834	41,551
Totals	$ 13,131,701	$ 499,542

Private Placement and Other Offering - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended	16 Months Ended	21 Months Ended		1 Months Ended				12 Months Ended	1 Months Ended
	Nov. 18, 2011 Entity	Oct. 04, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012	Oct. 31, 2011 Entity	Nov. 30, 2011 Private Placement	Nov. 18, 2011 Private Placement	Oct. 31, 2011 Private Placement	Oct. 04, 2011 Private Placement	Dec. 31, 2011 Private Placement	Nov. 18, 2011 Leerink	Oct. 04, 2011 Leerink	Nov. 18, 2011 National Securities Corporation	Jun. 30, 2012 Minimum	Oct. 04, 2011 Minimum	Oct. 04, 2011 Maximum	Oct. 04, 2011 Maximum Leerink
Equity and Equity Units Offering Disclosure [Line Items]
Issuance of common stock (in shares)								1,333,267	1,333,267	14,666,733	14,666,733
Issuance of common stock, per share									$ 3.75	$ 3.75	$ 3.75	$ 3.75
Aggregate Gross proceeds of common stock			$ 400	$ 56,740,808	$ 56,741,208	$ 56,741,208			$ 5,000,000		$ 55,000,000
Maximum price of securities for warrants be exercisable																$ 3.75	$ 3.75
Warrants exercisable term		10 years
Warrants exercise price		$ 0.01
Percentage of aggregate cash commissions														6.00%
Maximum Cash commissions for equity placement transaction														3,600,000
Maximum aggregate reimbursement amount																		125,000	75,000
Cash commissions paid for equity placement transaction													84,000	2,338,215	150,000
Private placement transaction reimbursable expenses														75,000
Number of accredited investors with subscription agreements	139						27
Legal fees and other costs associated with equity placement transaction	$ 487,000

Stockholders Equity - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended	16 Months Ended	21 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended			1 Months Ended	3 Months Ended			6 Months Ended			1 Months Ended				12 Months Ended	1 Months Ended				12 Months Ended	16 Months Ended				1 Months Ended
	Oct. 31, 2011 Entity	Sep. 15, 2011	Jun. 30, 2012	Dec. 31, 2010	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012	Nov. 18, 2011 Entity	Jun. 30, 2012 General and Administrative Expense	Jun. 30, 2012 General and Administrative Expense	Dec. 31, 2011 General and Administrative Expense	Jun. 30, 2012 Research and Development Expense	Jun. 30, 2012 Research and Development Expense	Dec. 31, 2011 Research and Development Expense	Jun. 30, 2012 Stock Options to Employees Hired Prior to December Thirty One Twenty Eleven	Jun. 30, 2012 Equity Incentive Plan Twenty Eleven	Dec. 31, 2011 Equity Incentive Plan Twenty Eleven	Feb. 29, 2012 Equity Incentive Plan Twenty Eleven Stock Options to Employees Hired Prior to December Thirty One Twenty Eleven	Jun. 30, 2012 Equity Incentive Plan Twenty Eleven Stock Options to Employees Hired During Twenty Twelve	Mar. 31, 2012 Equity Incentive Plan Twenty Eleven Stock Options to Employees Hired During Twenty Twelve	Jun. 30, 2012 Warrant	Jun. 30, 2012 Warrant	Dec. 31, 2011 Warrant	Oct. 31, 2011 Warrant	Nov. 30, 2011 Private Placement	Nov. 18, 2011 Private Placement	Oct. 31, 2011 Private Placement	Oct. 04, 2011 Private Placement	Dec. 31, 2011 Private Placement	Oct. 31, 2011 Convertible Debt	Oct. 06, 2011 Convertible Debt	Oct. 31, 2011 President	Sep. 30, 2010 President	Dec. 31, 2011 President	Dec. 31, 2011 President	Jun. 30, 2012 Minimum	Dec. 31, 2011 Minimum	Oct. 04, 2011 Minimum	Oct. 31, 2011 Minimum Minimum gross proceed of first subsequent financing for warrants be exercisable	Oct. 31, 2011 Minimum President	Jun. 30, 2012 Maximum	Dec. 31, 2011 Maximum	Jun. 30, 2012 Maximum Equity Incentive Plan Twenty Eleven	Dec. 31, 2011 Maximum Equity Incentive Plan Twenty Eleven
Stockholders Equity Note [Line Items]
Issuance of common stock (in shares)																										1,333,267	1,333,267	14,666,733	14,666,733		40,000	40,000		4,000,000
Issuance of common stock																														$ 56,740,808				$ 400
Issuance of common stock, per share																											$ 3.75	$ 3.75	$ 3.75	$ 3.75	$ 3.75	$ 3.75		$ 0.0001
Capital contribution by the CEO				6,531		61,983																													61,983	68,514
Aggregate Gross proceeds of common stock				400		56,740,808	56,741,208	56,741,208																			5,000,000		55,000,000		150,000
Common stock, shares authorized		1,200,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Additional common stock authorized		25,000,000
stock split ratio		4
Shares of stock authorized before amendment						110,000,000	110,000,000
Preferred stock, shares authorized						10,000,000	10,000,000
Preferred stock, par value						$ 0.0001	$ 0.0001
Equity method investment ownership percentage	100.00%
Shares of stock authorized	100,000,000
Number of investors to which anti-dilutive warrants were issued	27								139
Portion of the private placement proceeds attributed to the fair value of the warrants						1,758,338
Percentage of shares held by related party																																	21.00%
Outstanding shares																																	18,666,733
Minimum ownership percentage of outstanding shares of common stock the president need to maintain after issuance of warrants																																									20.00%
Term of Warrant	10 years
Minimum first subsequent financing gross cash proceeds for warrants be exercisable																																								15,000,000
Warrant Expiration date	Oct 4, 2021
Fair value estimate assumption, projected equity raises																																					15,000,000	15,000,000				100,000,000	100,000,000
Value of warrants	6,900,000		7,371,000		7,371,000	7,600,000	7,600,000	7,371,000																7,600,000	6,900,000
Stock options granted, term																																												10 years	10 years
Common stock shares reserved for issuance																	3,529,412	3,529,412
Options granted in the period						670,000										670,000			670,000	240,000	482,500
Recognized expense of fair value of stock option grants			263,715		461,775	67,022				101,317	178,722	29,498	162,398	283,053	37,524
Estimated unrecognized employee compensation cost related to non-vested stock options grated			3,669,475		3,669,475	1,471,433	1,471,433	3,669,475
Estimated unrecognized employee compensation cost related to non-vested stock options grated, Weighted-average period of recognition					1 year 4 months 24 days	1 year 6 months
Weighted-average grant date fair value of options granted			$ 7.59		$ 4.3	$ 2.66
Common stock initial trading date on the OTC			Apr 18, 2012
Maximum price of securities for warrants be exercisable																																					$ 3.75		$ 3.75
Adjustment to fair value of warrants																						$ (65,300)	$ (214,591)
Common stock issuable upon exercise of outstanding awards granted																	1,392,500
Common stock available for future issuance																	2,136,912

Warrants Fair Market Value Assumptions (Detail) (Warrant, USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Warrant
Class of Warrant or Right [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility	76.40%	84.40%
Risk-free interest rate	1.67%	1.81%
Common stock price on date of issuance		$ 3.75
Common stock price	$ 11.25	$ 0.01
Warrant term in years	10 years	10 years

Fair Value Stock Based compensation weighted Average Assumption (Detail)	12 Months Ended
Dec. 31, 2011
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Dividend yield	0.00%
Expected volatility	84.40%
Expected volatility	85.10%
Risk-free interest rate	1.81%
Risk-free interest rate	1.89%
Warrant term in years	10 years

Fair Value Options Weighted-Average Assumptions (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield		0.00%
Expected life in years		10 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility	85.50%	86.00%
Risk-free interest rate	1.10%	1.10%
Expected life in years	5 years 9 months 26 days	5 years 9 months 22 days

Activity with Respect to Options Granted (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Shares
Beginning Balance	670,000
Granted in the period		670,000
Ending Balance	1,392,500	670,000
Unvested	1,392,500	670,000
Exercisable
Weighted Average Exercise Price
Beginning Balance	$ 3.75
Granted in the period		$ 3.75
Ending Balance	$ 4.97	$ 3.75
Unvested	$ 4.97	$ 3.75
Exercisable
Weighted Average Remaining Contractual Term (years)
Beginning Balance	10 years
Granted in the period		10 years
Ending Balance	9 years 8 months 12 days	10 years
Unvested	9 years 8 months 12 days	10 years
Exercisable
Aggregate Intrinsic Value
Beginning Balance
Granted in the period
Ending Balance
Unvested
Exercisable
Stock Options to Employees Hired Prior to December Thirty One Twenty Eleven
Shares
Granted in the period	670,000
Weighted Average Exercise Price
Granted in the period	$ 3.75
Granted during 3 month period ended on March 31, 2012 | Stock Options to Employees Hired During Twenty Twelve
Shares
Granted in the period	482,500
Weighted Average Exercise Price
Granted in the period	$ 3.75
Granted during 3 month period ended on June 30, 2012 | Stock Options to Employees Hired During Twenty Twelve
Shares
Granted in the period	240,000
Weighted Average Exercise Price
Granted in the period	$ 10.81

Stockholders Note Payable - Additional Information (Detail) (USD $)	12 Months Ended	16 Months Ended	21 Months Ended	1 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012	Oct. 31, 2011 Convertible Debt	Oct. 06, 2011 Convertible Debt	Sep. 02, 2011 Convertible Debt
Notes Payable [Line Items]
Proceeds from issuance of stockholder convertible note payable	$ 150,000	$ 150,000	$ 150,000			$ 150,000
Issuance of common stock (in shares)				40,000	40,000
Issuance of common stock, per share				$ 3.75	$ 3.75

Components of Company's Deferred Tax Assets (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets
Net operating loss carry forwards	$ 784,300
Organization costs	269,500	2,800
Compensation	3,082,400
Total deferred tax assets	4,136,200	2,800
Deferred tax liabilities-depreciation	(84,900)
Total deferred tax assets	4,051,300
Valuation allowance	(4,051,300)	(2,800)
Net deferred tax assets
Federal
Deferred tax assets
Net operating loss carry forwards	681,100
Organization costs	230,000	2,400
Compensation	2,631,000
Total deferred tax assets	3,542,100	2,400
Deferred tax liabilities-depreciation	(84,100)
Total deferred tax assets	3,458,000
Valuation allowance	(3,458,000)	(2,400)
Net deferred tax assets
State
Deferred tax assets
Net operating loss carry forwards	103,200
Organization costs	39,500	400
Compensation	451,400
Total deferred tax assets	594,100	400
Deferred tax liabilities-depreciation	(800)
Total deferred tax assets	593,300
Valuation allowance	(593,300)	(400)
Net deferred tax assets

Income Tax - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Increase in valuation allowance	$ 4,045,700	$ 2,800
Federal and State | Operating Loss Carry forwards Expiring Two Thousand Thirty One
Income Taxes [Line Items]
Operating loss carry forwards	2,000,000
Federal and State | Operating Loss Carry forwards Expiring Two Thousand Twenty One
Income Taxes [Line Items]
Operating loss carry forwards	$ 1,700,000

Provision (credit) for Income Taxes in Accompanying Statements of Operations Differs from Amount Calculated by Applying Statutory Income Tax Rate (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Statutory Federal Tax Rate [Line Items]
Tax computed at the federal statutory rate	$ (3,479,000)	$ (2,400)
State taxes	(593,800)	(400)
Permanent items	24,300
Change in valuation allowance	4,048,500	2,800
Total provision

Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 04, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 07, 2012
Commitments and Contingencies Disclosure [Line Items]
Office space, monthly payment	$ 1,657		$ 44,400		$ 20,250
Lease agreement effective date	Mar 1, 2011
Lease agreement expirtion date	Apr 30, 2012
Office lease, lease term		7 years	7 years
Office space, lease term extension option		5 years	5 years
Office space, stand-by letter of credit			1,000,000		150,000
Office space, collateralized high-yield savings account			1,053,000		157,000
Rent expense			41,125	0
Milestone payments			187,500,000
Maximum
Commitments and Contingencies Disclosure [Line Items]
Office space, monthly payment			$ 53,000		$ 30,820
Royalties as percentage of sales			20.00%
Minimum
Commitments and Contingencies Disclosure [Line Items]
Royalties as percentage of sales			10.00%

Future minimum lease payments (Detail) (USD $)	Dec. 31, 2011
Leases Future Minimum Payments [Line Items]
2012	$ 273,033
2013	548,795
2014	565,258
2015	582,216
2016	599,683
Thereafter	1,253,877
Total	$ 3,822,862

Subsequent Events - Additional Information (Detail) (USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2011	Jan. 19, 2012 President and CEO employment agreement
Subsequent Event [Line Items]
Automatic renewal term		1 year
Written notice of termination Period		60 days
Employment agreement expires		Sep 1, 2014
Company's President and CEO annual base salary		$ 470,000
Option granted	670,000	200,000
Award vesting rights description		Per the employment agreement, Mr. Auerbach was granted an option to purchase 200,000 shares of Company common stock, which will vest as to 1/3 of the shares underlying the option on January 19, 2013, and as to 1/36 of the shares underlying the option on each monthly anniversary thereafter, subject to Mr. Auerbach's continued employment through the vesting dates.

Savings Plan - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution expenses	$ 36,000	$ 56,500
First 3 Percent of Each Participant's Contributions
Defined Benefit Plan Disclosure [Line Items]
Company's matching contributions to the 401(k) plan		100.00%
Second Two Percent Of Each Participant's Contributions
Defined Benefit Plan Disclosure [Line Items]
Company's matching contributions to the 401(k) plan		50.00%